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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31


Date of reporting period: January 31, 2005

ITEM 1.  Schedule of Investments.



                      THE CHINA-U.S.GROWTH FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                      JANUARY 31, 2005

   SHARES        COMMON STOCKS--93.4%                              VALUE
   ------                                                          -----
                 UNITED STATES--49.4%

                 AEROSPACE & DEFENSE--2.0%
     5,800       United Technologies Corporation              $   583,944
                                                              -----------

                 AIR FREIGHT & LOGISTICS--1.5%
     7,800       Expeditors International of Washington Inc.      437,892
                                                              -----------

                 AUTOMOTIVE--1.6%
     5,900       Toyota Motor Corporation Sponsored ADR#          461,321
                                                              -----------

                 COMMERCIAL BANKS--1.2%
     8,900       East West Bancorp, Inc.                          346,566
                                                              -----------

                 COMMUNICATION EQUIPMENT--1.9%
    18,400       Motorola, Inc.                                   289,616
     7,300       QUALCOMM Inc.                                    271,852
                                                              -----------
                                                                  561,468
                                                              -----------

                 COMPUTERS & PERIPHERALS--.7%
    17,000       Silicon Image, Inc.*                             202,470
                                                              -----------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS--.6%
    12,800       Flextronics International Ltd.*                  181,120
                                                              -----------

                 ENERGY EQUIPMENT & SERVICES--5.7%
    12,500       Lone Star Technologies, Inc.*                    509,875
    21,900       National-Oilwell, Inc.*                          807,671
     4,700       Schlumberger Limited                             319,788
                                                              -----------
                                                                1,637,334
                                                              -----------

                 FOOD & BEVERAGES--2.3%
    14,550       Yum! Brands, Inc.                                674,393
                                                              -----------

                 FOOD PRODUCTS--2.3%
    27,500       Archer-Daniels-Midland Company                   665,500
                                                              -----------

                 FREIGHT & LOGISTICS--1.9%
     5,600       FedEx Corp.                                      535,640
                                                              -----------

                 HOTELS AND OTHER LODGING PLACES--1.7%
    12,200       Ctrip.com International Ltd.*                    502,628
                                                              -----------

                 INSURANCE--1.4%
     5,900       American International Group, Inc.               391,111
                                                              -----------

                 INTERNET SOFTWARE & SERVICES--2.0%
    13,700       Netease.com Inc. ADR*#                           577,455
                                                              -----------

                 LEISURE & ENTERTAINMENT--1.3%
    11,700       Shanda Interactive Entertainment Ltd.*           383,760
                                                              -----------

                 MACHINERY--6.5%
     9,400       Caterpillar Inc.                                 837,540
     9,000       Danaher Corporation                              493,920
    19,350       Joy Global Inc.                                  540,446
                                                              -----------
                                                                1,871,906
                                                              -----------

                 METALS & MINING--6.0%
    18,700       Companhia Vale do Rio Doce ADR*#             $   565,675
     7,100       Phelps Dodge Corporation                         683,730
    13,600       Schnitzer Steel Industries, Inc. Cl. A           468,520
                                                              -----------
                                                                1,717,925
                                                              -----------

                 RETAIL--1.3%
     8,500       Estee Lauder Companies Inc. Cl. A                383,690
                                                              -----------

                 SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--2.7%
    14,800       NVIDIA Corporation*                              339,216
     7,800       PortalPlayer Inc.*                               160,134
    10,700       Semiconductor Manufacturing International
                   Corporation ADR*#                              108,498
     4,300       Sigmatel Incorporated*                           169,463
                                                              -----------
                                                                  777,311
                                                              -----------

                 SOFTWARE--1.3%
    26,200       Oracle Corporation*                              360,774
                                                              -----------

                 TEXTILES, APPAREL & LUXURY GOODS--2.1%
    12,700       Fossil, Inc.*                                    354,330
     8,700       Quiksilver, Inc.*                                259,869
                                                              -----------
                                                                  614,199
                                                              -----------

                 WIRELESS TELECOMMUNICATION SERVICES--1.4%
    14,410       China Netcom Group Corporation (Hong Kong)
                   Limited ADR*#                                  413,711
                                                              -----------

                 TOTAL UNITED STATES (COST $12,826,710)        14,282,118
                                                              -----------

                 CHINA--24.2%

                 AIRLINES--1.2%
   972,000       Air China                                        345,810
                                                              -----------

                 AUTO COMPONENTS--2.3%
    21,615       China Yuchai International Limited*              221,338
   504,400       Weifu High-Technology Co., Ltd Cl. B             437,150
                                                              -----------
                                                                  658,488
                                                              -----------

                 AUTOMOBILES--.9%
   572,480       Chongqing Changan Automobile Co., Ltd. Cl. B     253,214
                                                              -----------

                 COMMERCIAL SERVICES & SUPPLIES--1.7%
 2,420,000       HC International, Inc.                           493,311
                                                              -----------

                 COMMUNICATION EQUIPMENT--1.6%
   145,400       ZTE Corporation Cl. H*                           467,893
                                                              -----------

                 DISTRIBUTORS--1.4%
   278,000       China Resources Enterprise Limited           $   406,310
                                                              -----------

                 DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
   956,000       China Telecom Corporation Limited Cl. H          355,438
                                                              -----------

                 INSURANCE--.5%
   205,000       China Intl Life Insurance Co. Cl. H *            136,668
                                                              -----------

                 MACHINERY--3.1%
   260,000       Shanghai Zhenhua Port Machinery Co. Ltd.         214,500
   219,000       Weichai Power Co., Ltd.                          686,485
                                                              -----------
                                                                  900,985
                                                              -----------

                 METALS & MINING--1.1%
   618,000       Angang New Steel Company Limited Cl. H           336,733
                                                              -----------

                 OIL & GAS--1.2%
   644,000       PetroChina Company Limited Cl. H                 357,092
                                                              -----------

                 PHARMACEUTICALS--1.2%
   631,700       Livzon Pharmaceutical Group  Inc. Cl. B          339,339
                                                              -----------

                 REAL ESTATE--1.5%
 1,690,000       China Overseas Land Investment Limited           422,503
                                                              -----------

                 TRANSPORTATION INFRASTRUCTURE--1.8%
   250,000       Cosco Pacific Limited                            520,837
                                                              -----------


                 WIRELESS TELECOMMUNICATION SERVICES--3.5%
   207,000       China Mobile (Hong Kong) Limited                 648,870
   440,000       China Unicom Limited                             358,207
                                                              -----------
                                                                1,007,077
                                                              -----------

                 TOTAL CHINA (COST $7,014,105)                  7,001,698
                                                              -----------

                 HONG KONG--19.8%

                 BUILDING PRODUCTS--1.0%
 2,029,000       Skynet (International Group)
                   Holdings Limited                               293,947
                                                              -----------

                 COMMERCIAL BANKS--1.3%
    53,200       Dah Sing Financial Group                         387,067
                                                              -----------

                 COMPUTERS & PERIPHERALS--.8%
   354,000       TPV Technology                                   217,848
                                                              -----------

                 CONSTRUCTION & ENGINEERING--.4%
   940,000       Macau Success Limited                            122,924
                                                              -----------

                 DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
   986,000       Comba Telecom Systems Holding Limited*           432,958
 5,632,000       ZZNode Holdings Co., Ltd.                        404,351
                                                              -----------
                                                                  837,309
                                                              -----------

                 HOUSEHOLD DURABLES--.3%
   742,000       Skyworth Digital Holdings Limited                 97,031
                                                              -----------

                 MULTILINE RETAIL--.8%
   149,500       Lifestyle International Holdings Limited         230,002
                                                              -----------

                 REAL ESTATE--7.1%
    60,000       Cheung Kong (Holdings) Limited                   550,004
   363,000       Hang Lung Properties Limited                     544,504
   179,216       Hysan Development Company Limited                342,351
   210,000       New World Development Company Limited            204,617
 3,380,000       Shanghai Real Estates Limited                    407,336
                                                              -----------
                                                                2,048,812
                                                              -----------

                 SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--2.1%
 2,210,000       Solomon Systech Limited                          602,087
                                                              -----------

                 SPECIALTY RETAIL--1.4%
   666,000       Giordano International Limited               $   411,984
                                                              -----------

                 TEXTILES, APPAREL & LUXURY GOODS--1.7%
 1,252,000       Symphony Holdings Limited                        280,899
 1,500,000       Texhong Textile Group Limited*                   201,924
                                                              -----------
                                                                  482,823
                                                              -----------

                 TOTAL HONG KONG (COST $5,832,642)              5,731,834
                                                              -----------

                 TOTAL COMMON STOCKS (COST $25,673,457)        27,015,650
                                                              -----------

 PRINCIPAL
   AMOUNT

                 SHORT-TERM INVESTMENTS--6.5%

$1,867,000       U.S. AGENCY OBLIGATIONS
                 Federal Home Loan
                 Banks, 1.80%, 2/1/05
                   (Cost $1,867,000)                            1,867,000
                                                              -----------


                 TOTAL INVESTMENTS
                   (COST $27,540,457) (a)               99.9% $28,882,650
                 OTHER ASSETS IN EXCESS OF LIABILITIES   0.1%      42,364
                                                       -----  -----------
                 NET ASSETS                            100.0% $28,925,014
                                                       =====  ===========
----------
* Non-income producing security
# American Depositary Receipts
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,540,457 amounted to $1,342,192 which consisted of aggreagte gross unrealized appreciation of $2,140,955 and aggregate gross unrealized depreciation of $798,763.

ITEM 2.   Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 11, 2005